PROPERTY AND EQUIPMENT, NET (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Total cost	¥ 38,145,608	$ 5,621,967	¥ 38,233,233
Less: accumulated depreciation	(20,814,564)	(3,067,687)	(18,072,448)
Less: accumulated impairment	(172,300)	(25,394)	(174,150)	¥ (942,462)
Property and equipment, net	17,158,744	2,528,886	19,986,635
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Total cost	3,779,077	556,967	3,665,426
Office equipment and fixtures
PROPERTY AND EQUIPMENT, NET
Total cost	1,469,444	216,569	1,368,950
Production equipment
PROPERTY AND EQUIPMENT, NET
Total cost	30,637,087	4,515,348	30,938,857
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total cost	¥ 2,260,000	$ 333,083	¥ 2,260,000